OTHER ACCOUNTS RECEIVABLE - Disclosure of detailed information about other accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other accounts receivable [Abstract]
Prepaid expenses	$ 2,716	$ 472
Government authorities	2,338	75
Related parties	11	36
Indemnification asset	2,112	0
Other receivables	7,304	106
Total other accounts receivable	$ 14,481	$ 689